Document And Entity Information	12 Months Ended
Dec. 31, 2024 shares
Document Information Line Items
Entity Central Index Key	0001958713
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38036
Entity Registrant Name	NFT Limited
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Office Q 11th Floor
Entity Address, Address Line Two	Kings Wing Plaza 2
Entity Address, Address Line Three	No.1 Kwan Street
Entity Address, City or Town	Sha Tin
Entity Address, Country	HK
Title of 12(b) Security	Class A Ordinary Share par value $0.005 per share
Trading Symbol	MI
Security Exchange Name	NYSEAMER
Entity Common Stock, Shares Outstanding	5,065,150
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of NFT Limited and its subsidiaries (collectively, the “Company”) as of December 31, 2024 and 2023, and the related consolidated statements of operations and comprehensive income (loss), changes in shareholders’ equity and cash flows for each of the three years in the period ended December 31, 2024, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial positions of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2024, in conformity with accounting principles generally accepted in the United States of America.

Auditor Name	Assentsure PAC
Auditor Location	Singapore
Auditor Firm ID	6783
Amendment Flag	false
Document Fiscal Period Focus	FY
Entity Address, Postal Zip Code	00000
Business Contact
Document Information Line Items
Entity Address, Address Line One	Office Q 11th Floor
Entity Address, Address Line Two	Kings Wing Plaza 2
Entity Address, Address Line Three	No.1 Kwan Street
Entity Address, City or Town	Sha Tin
Entity Address, Country	HK
Contact Personnel Name	Kuangtao Wang
City Area Code	+86
Local Phone Number	13061634962
Contact Personnel Email Address	KuangtaoWang@nft-limited.com
Entity Address, Postal Zip Code	00000